October 3, 2018

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	Gallery Trust Post-Effective Amendment No. 11 (File No. 333-206713) and Amendment No. 14 (File No. 811-23091) to Registration Statement on Form N-1A

Ladies and Gentlemen:

On behalf of our client, Gallery Trust (the “Trust”), we are filing, pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “1933 Act”), Post-Effective Amendment No. 11 and under the Investment Company Act of 1940, as amended, Amendment No. 14 (the “Filing”) to the Trust’s Registration Statement on Form N-1A, together with all exhibits thereto.

The Filing is made pursuant to Rule 485(a)(2) under the 1933 Act for the purpose of introducing three new series to the Trust: Mondrian U.S. Small Cap Equity Fund, Mondrian Global Listed Infrastructure Fund and Rothko Emerging Markets Equity Fund.

If you have any questions regarding the Filing, please contact the undersigned at 215.963.5620.

Very truly yours,

/s/ Leon E. Salkin
Leon E. Salkin

Morgan, Lewis & Bockius llp

1701 Market Street
Philadelphia, PA 19103-2921	+1.215.963.5000
United States	+1.215.963.5001